Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 15,739	$ 11,729	$ 10,275	$ 14,587	$ 9,701	$ 10,924	$ 11,591	$ 10,377	$ 8,763	$ 7,942	$ 9,428
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 15,483	11,624	10,265	14,678	9,842	11,159	11,932	10,750	9,151	8,362	10,000
Class FI
Account Value [Line Items]
Account Value	16,658	12,440	10,905	15,484	10,305	11,555	12,266	10,985	9,275	8,416	10,000
Class I
Account Value [Line Items]
Account Value	17,156	12,754	11,144	15,786	10,467	11,753	12,435	11,091	9,335	8,447	10,000
Class IS
Account Value [Line Items]
Account Value	$ 17,275	12,832	11,219	15,864	10,523	11,806	12,477	11,120	9,351	8,442	10,000
Miller Value Partners Appreciation ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Miller Value Partners Appreciation ETF NAV
Account Value	$ 12,949
Miller Value Partners Leverage ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Miller Value Partners Leverage ETF NAV
Account Value	$ 12,374
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
ICE BofA High Yield Master II [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield Master II
Account Value	$ 16,244	14,035	12,727	14,804	13,282	12,983	12,214	11,865	10,879	9,643	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
ICE BofA High Yield Master II [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield Master II
Account Value	$ 16,244	14,035	12,727	14,804	13,282	12,983	12,214	11,865	10,879	9,643	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
ICE BofA High Yield Master II [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield Master II
Account Value	$ 16,244	14,035	12,727	14,804	13,282	12,983	12,214	11,865	10,879	9,643	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
ICE BofA High Yield Master II [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield Master II
Account Value	$ 16,244	14,035	12,727	14,804	13,282	12,983	12,214	11,865	10,879	9,643	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
ICE BofA High Yield Master II [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield Master II
Account Value	$ 16,244	$ 14,035	$ 12,727	$ 14,804	$ 13,282	$ 12,983	$ 12,214	$ 11,865	$ 10,879	$ 9,643	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 11,813
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 11,442